SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details) S/ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2019 PEN (S/)	Dec. 31, 2018 PEN (S/)	Dec. 31, 2017 PEN (S/)	Jan. 01, 2019 USD ($)	Jan. 01, 2019 PEN (S/)	Jan. 01, 2018 PEN (S/)	Dec. 31, 2016 PEN (S/)
Disclosure Of Significant Accounting Policies [Line Items]
Assets	S/ 187,876,691	S/ 177,263,201	S/ 170,472,000
Liabilities	161,130,381	152,997,125	148,219,000
Equity	26,746,310	24,266,076	22,253,703				S/ 20,116,511
Profit (loss)	4,352,331	4,071,305	4,181,648
Additional allowance recognised in profit or loss, allowance account for credit losses of financial assets	114,200		S/ 2,057,478
Unrealised Gains Losses On reclassified Cash Flow Hedges Net Of Tax	314,400
Investments in equity instruments designated at fair value through other comprehensive income	48,800					S/ 653,539
Right-of-use assets	839,086	0			S/ 855,500
Lease liabilities	S/ 847,504	0			S/ 852,800
Deferred charges prepayments | $				$ 2.7
Bottom of range [member]
Disclosure Of Significant Accounting Policies [Line Items]
Useful life measured as period of time, intangible assets other than goodwill	3 years
Top of range [member]
Disclosure Of Significant Accounting Policies [Line Items]
Useful life measured as period of time, intangible assets other than goodwill	5 years
Investment property [member]
Disclosure Of Significant Accounting Policies [Line Items]
Useful life measured as period of time, intangible assets other than goodwill	33 years
Mibanco [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Assets	S/ 13,741,700	13,220,300
Liabilities	11,655,700	11,321,800
Equity	2,086,000	1,898,500
Profit (loss)	401,000	462,100
Banco De Credito De Bolivia [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Assets	10,480,900	9,956,900
Liabilities	9,743,900	9,265,800
Equity	737,000	691,100
Profit (loss)	S/ 79,000	S/ 78,300